UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2020

CLEARBRIDGE

SELECT FUND

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Select Fund for the six-month reporting period ended April 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

II	ClearBridge Select Fund

Performance review

For the six months ended April 30, 2020, Class I shares of ClearBridge Select Fund returned 3.72%. The Fund’s unmanaged benchmark, the Russell 3000 Indexi, returned -4.33% for the same period. The Lipper Mid-Cap Core Funds Category Averageii returned -1.07% over the same time frame.

Performance Snapshot as of April 30, 2020 (unaudited)
(excluding sales charges)	6 months
ClearBridge Select Fund:
Class A	3.56%
Class A2	3.53%
Class C	3.21%
Class FI	3.57%
Class I	3.72%
Class IS	3.76%
Russell 3000 Index	-4.33%
Lipper Mid-Cap Core Funds Category Average	-1.07%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2020, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.49%, 1.58%, 2.21%, 1.44%, 1.20% and 1.09%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets will not exceed 1.50% for Class A shares, 1.70% for Class A2 shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.15% for Class I shares and 1.05% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I

ClearBridge Select Fund	III

Performance review (cont’d)

shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses and dividend expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds, commonly known as “junk bonds,” are subject to greater price volatility, illiquidity and possibility of default. As a non-diversified fund, it is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Investments in privately placed securities involve additional risks, including that the issuers of such securities are not typically subject to the same disclosure and other regulatory requirements and oversight to which public issuers are subject. There may be very little public information available about the issuers and they may have limited liquidity. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. The Fund may suffer significant losses if assets that the Fund sells

IV	ClearBridge Select Fund

short appreciate rather than depreciate in value. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 412 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Select Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2020 and October 31, 2019 and does not include derivatives, such as written options and securities sold short. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Select Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2019 and held for the six months ended April 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.56%	$1,000.00	$1,035.60	1.41%	$7.14	Class A	5.00%	$1,000.00	$1,017.85	1.41%	$7.07
Class A2	3.53	1,000.00	1,035.30	1.49	7.54	Class A2	5.00	1,000.00	1,017.45	1.49	7.47
Class C	3.21	1,000.00	1,032.10	2.12	10.71	Class C	5.00	1,000.00	1,014.32	2.12	10.62
Class FI	3.57	1,000.00	1,035.70	1.41	7.14	Class FI	5.00	1,000.00	1,017.85	1.41	7.07
Class I	3.72	1,000.00	1,037.20	1.12	5.67	Class I	5.00	1,000.00	1,019.29	1.12	5.62
Class IS	3.76	1,000.00	1,037.60	1.03	5.22	Class IS	5.00	1,000.00	1,019.74	1.03	5.17

2	ClearBridge Select Fund 2020 Semi-Annual Report

[1]	For the six months ended April 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

ClearBridge Select Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2020

ClearBridge Select Fund

Security	Shares	Value
Common Stocks — 93.6%
Communication Services — 2.1%
Entertainment — 2.0%
World Wrestling Entertainment Inc., Class A Shares	35,880	$1,595,584
Zynga Inc., Class A Shares	1,883,110	14,198,649	*
Total Entertainment		15,794,233
Media — 0.1%
comScore Inc.	371,411	1,073,378	*
Total Communication Services		16,867,611
Consumer Discretionary — 13.8%
Auto Components — 1.0%
Fox Factory Holding Corp.	154,538	7,882,984	*
Internet & Direct Marketing Retail — 5.7%
Alibaba Group Holding Ltd., ADR	79,200	16,051,464	*
Expedia Group Inc.	126,322	8,966,335
MercadoLibre Inc.	30,872	18,014,121	*
RealReal Inc.	231,370	2,716,284	*
Total Internet & Direct Marketing Retail		45,748,204
Specialty Retail — 6.1%
Carvana Co.	257,124	20,598,204	*(a)
Lowe’s Cos. Inc.	125,520	13,148,220
Ross Stores Inc.	173,021	15,807,198
Total Specialty Retail		49,553,622
Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.	344,800	8,361,400	*
Total Consumer Discretionary		111,546,210
Consumer Staples — 6.3%
Beverages — 2.3%
Constellation Brands Inc., Class A Shares	47,921	7,892,109
Monster Beverage Corp.	165,110	10,205,449	*
Total Beverages		18,097,558
Food & Staples Retailing — 4.0%
BJ’s Wholesale Club Holdings Inc.	603,680	15,882,821	*
Casey’s General Stores Inc.	65,075	9,853,006
Performance Food Group Co.	225,590	6,621,066	*
Total Food & Staples Retailing		32,356,893
Total Consumer Staples		50,454,451
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Pioneer Natural Resources Co.	30,290	2,705,200

See Notes to Financial Statements.

4	ClearBridge Select Fund 2020 Semi-Annual Report

ClearBridge Select Fund

Security	Shares	Value
Financials — 1.9%
Capital Markets — 1.9%
Intercontinental Exchange Inc.	27,290	$2,441,090
KKR & Co. Inc., Class A Shares	501,531	12,643,597
Total Financials		15,084,687
Health Care — 13.9%
Biotechnology — 2.4%
BioMarin Pharmaceutical Inc.	146,890	13,516,818	*
Ultragenyx Pharmaceutical Inc.	92,620	5,597,026	*
Total Biotechnology		19,113,844
Health Care Equipment & Supplies — 2.8%
Insulet Corp.	98,720	19,716,359	*
SmileDirectClub Inc.	418,220	3,228,658	*
Total Health Care Equipment & Supplies		22,945,017
Health Care Providers & Services — 1.2%
Surgery Partners Inc.	833,922	9,840,280	*
Health Care Technology — 1.2%
Livongo Health Inc.	233,581	9,345,576	*
Life Sciences Tools & Services — 6.3%
Bio-Rad Laboratories Inc., Class A Shares	39,739	17,489,134	*
PerkinElmer Inc.	110,875	10,037,514
PPD Inc.	156,270	3,734,853	*
Syneos Health Inc.	344,726	19,232,263	*
Total Life Sciences Tools & Services		50,493,764
Total Health Care		111,738,481
Industrials — 11.4%
Aerospace & Defense — 1.4%
L3Harris Technologies Inc.	58,230	11,279,151
Air Freight & Logistics — 1.5%
XPO Logistics Inc.	178,240	11,895,738	*
Building Products — 2.4%
Trex Co. Inc.	199,444	18,991,058	*
Commercial Services & Supplies — 2.3%
Copart Inc.	233,597	18,713,456	*
Electrical Equipment — 1.1%
Vertiv Holdings Co.	828,610	8,774,980	*
Machinery — 0.9%
Brain Corp.	413,158	2,179,615	*(b)(c)(d)
Tennant Co.	81,579	4,827,029
Total Machinery		7,006,644

See Notes to Financial Statements.

ClearBridge Select Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2020

ClearBridge Select Fund

Security	Shares	Value
Road & Rail — 1.2%
Uber Technologies Inc.	333,050	$10,081,423	*
Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc.	314,927	5,120,713
Total Industrials		91,863,163
Information Technology — 36.6%
Electronic Equipment, Instruments & Components — 0.7%
nLight Inc.	383,580	6,045,221	*
IT Services — 9.2%
Cardtronics PLC, Class A Shares	348,081	7,971,055	*
Shopify Inc., Class A Shares	53,169	33,618,227	*
Visa Inc., Class A Shares	85,183	15,223,906
Wix.com Ltd.	129,453	16,933,747	*
Total IT Services		73,746,935
Semiconductors & Semiconductor Equipment — 0.9%
NVIDIA Corp.	25,640	7,494,059
Software — 22.9%
Adobe Inc.	50,256	17,772,532	*
Cornerstone OnDemand Inc.	289,130	9,703,203	*
Datadog Inc., Class A Shares	136,250	6,147,600	*
DocuSign Inc.	259,699	27,203,470	*
Dynatrace Inc.	202,800	6,053,580	*
FireEye Inc.	456,663	5,256,191	*
Fortinet Inc.	175,154	18,871,092	*
HubSpot Inc.	55,010	9,276,336	*
New Relic Inc.	208,304	11,183,842	*
Qualys Inc.	102,600	10,818,144	*
ServiceNow Inc.	84,709	29,778,602	*
Splunk Inc.	33,300	4,673,988	*
Sprout Social Inc., Class A Shares	761,518	12,808,732	*
Varonis Systems Inc.	99,140	6,647,337	*
Yext Inc.	632,026	8,089,933	*
Total Software		184,284,582
Technology Hardware, Storage & Peripherals — 2.9%
Apple Inc.	78,251	22,990,144
Total Information Technology		294,560,941
Materials — 1.0%
Construction Materials — 1.0%
Summit Materials Inc., Class A Shares	564,460	8,528,990	*

See Notes to Financial Statements.

6	ClearBridge Select Fund 2020 Semi-Annual Report

ClearBridge Select Fund

Security			Shares	Value
Real Estate — 6.3%
Equity Real Estate Investment Trusts (REITs) — 5.4%
Digital Realty Trust Inc.			106,358	$15,899,457
SBA Communications Corp.			95,361	27,647,061
Total Equity Real Estate Investment Trusts (REITs)				43,546,518
Real Estate Management & Development — 0.9%
CBRE Group Inc., Class A Shares			166,961	7,167,636	*
Total Real Estate				50,714,154
Total Common Stocks (Cost — $639,867,423)				754,063,888

Rate		Maturity Date	Face Amount
Corporate Bonds & Notes — 0.5%
Energy — 0.5%
Energy Equipment & Services — 0.5%
Newpark Resources Inc., Senior Notes (Cost — $3,845,279)	4.000%	12/1/21	$5,108,000	3,698,310
Total Investments before Short-Term Investments (Cost — $643,712,702)				757,762,198

			Shares
Short-Term Investments — 5.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.184%		33,376,578	33,376,578
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.217%		8,344,144	8,344,144	(e)
Total Short-Term Investments (Cost — $41,720,722)				41,720,722
Total Investments — 99.3% (Cost — $685,433,424)				799,482,920
Other Assets in Excess of Liabilities — 0.7%				6,026,837
Total Net Assets — 100.0%				$805,509,757

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral for written options.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Restricted security (Note 9).

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At April 30, 2020, the total market value of investments in Affiliated Companies was $8,344,144 and the cost was $8,344,144 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge Select Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2020

ClearBridge Select Fund

Security	Shares	Value
Securities Sold Short ‡ — (1.4)%
Investments in Underlying Funds — (1.4)%
SPDR S&P 500 ETF Trust (Proceeds — $(10,853,584))	(38,890)	$(11,296,767)

‡	Percentages indicated are based on net assets.

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund

SPDR	— Standard & Poor’s Depositary Receipts

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Amazon.com Inc., Put	5/22/20	$2,250.00	50	$12,370,000	$(160,250)
Carvana Co., Call	5/1/20	90.00	203	1,626,233	(4,060)
Total Exchange-Traded Written Options (Premiums received — $245,773)					$(164,310)

See Notes to Financial Statements.

8	ClearBridge Select Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $677,089,280)	$791,138,776
Investments in affiliated securities, at value (Cost — $8,344,144)	8,344,144
Deposits with brokers for securities sold short	11,250,000
Deposits with brokers for open exchange-traded options	5,854,405
Receivable for Fund shares sold	3,744,338
Dividends and interest receivable	187,746
Receivable for premiums on written options	160,097
Prepaid expenses	82,269
Total Assets	820,761,775

Liabilities:
Investments sold short, at value (proceeds received $10,853,584)	11,296,767
Payable for securities purchased	2,183,600
Payable for Fund shares repurchased	821,830
Investment management fee payable	552,113
Written options, at value (premiums received — $245,773)	164,310
Service and/or distribution fees payable	79,347
Trustees’ fees payable	80
Accrued expenses	153,971
Total Liabilities	15,252,018
Total Net Assets	$805,509,757

Net Assets:
Par value (Note 7)	$282
Paid-in capital in excess of par value	723,391,544
Total distributable earnings (loss)	82,117,931
Total Net Assets	$805,509,757

See Notes to Financial Statements.

ClearBridge Select Fund 2020 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2020

Net Assets:
Class A	$165,592,815
Class A2	$120,616,772
Class C	$36,521,558
Class FI	$3,889,588
Class I	$416,129,227
Class IS	$62,759,797

Shares Outstanding:
Class A	5,877,379
Class A2	4,281,862
Class C	1,367,016
Class FI	138,110
Class I	14,351,486
Class IS	2,164,475

Net Asset Value:
Class A (and redemption price)	$28.17
Class A2 (and redemption price)	$28.17
Class C*	$26.72
Class FI (and redemption price)	$28.16
Class I (and redemption price)	$29.00
Class IS (and redemption price)	$29.00

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$29.89
Class A2 (based on maximum initial sales charge of 5.75%)	$29.89

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge Select Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2020

Investment Income:
Dividends	$1,555,538
Interest from unaffiliated investments	291,158
Interest from affiliated investments	40,244
Total Investment Income	1,886,940

Expenses:
Investment management fee (Note 2)	3,580,055
Service and/or distribution fees (Notes 2 and 5)	503,826
Transfer agent fees (Note 5)	447,570
Registration fees	96,926
Fund accounting fees	36,722
Trustees’ fees	28,464
Dividend expense on securities sold short	27,437
Interest expense on securities sold short	22,581
Audit and tax fees	17,610
Legal fees	15,235
Shareholder reports	12,020
Insurance	4,252
Custody fees	3,659
Miscellaneous expenses	3,141
Total Expenses	4,799,498
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,882)
Net Expenses	4,793,616
Net Investment Loss	(2,906,676)

Realized and Unrealized Gain (Loss) on Investments, Written Options and Short Sales (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(21,989,654)
Written options	206,023
Securities sold short	(463,702)
Net Realized Loss	(22,247,333)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	41,043,200
Written options	49,869
Securities sold short	(194,660)
Change in Net Unrealized Appreciation (Depreciation)	40,898,409
Net Gain on Investments, Written Options and Short Sales	18,651,076
Increase in Net Assets From Operations	$15,744,400

See Notes to Financial Statements.

ClearBridge Select Fund 2020 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2020 (unaudited) and the Year Ended October 31, 2019	2020	2019

Operations:
Net investment loss	$(2,906,676)	$(3,627,893)
Net realized loss	(22,247,333)	(2,750,080)
Change in net unrealized appreciation (depreciation)	40,898,409	66,401,007
Increase in Net Assets From Operations	15,744,400	60,023,034

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(2,752,370)
Decrease in Net Assets From Distributions to Shareholders	—	(2,752,370)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	310,798,473	655,749,497
Reinvestment of distributions	—	2,708,954
Cost of shares repurchased	(191,241,325)	(257,714,286)
Increase in Net Assets From Fund Share Transactions	119,557,148	400,744,165
Increase in Net Assets	135,301,548	458,014,829

Net Assets:
Beginning of period	670,208,209	212,193,380
End of period	$805,509,757	$670,208,209

See Notes to Financial Statements.

12	ClearBridge Select Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$27.21	$23.92	$19.61	$14.81	$15.30	$15.65

Income (loss) from operations:
Net investment loss	(0.13)	(0.23)	(0.25)	(0.16)	(0.16)	(0.18)
Net realized and unrealized gain	1.09	3.81	5.00	5.13	0.44	0.34
Total income from operations	0.96	3.58	4.75	4.97	0.28	0.16

Less distributions from:
Net realized gains	—	(0.29)	(0.44)	(0.17)	(0.77)	(0.51)
Total distributions	—	(0.29)	(0.44)	(0.17)	(0.77)	(0.51)

Net asset value, end of period	$28.17	$27.21	$23.92	$19.61	$14.81	$15.30
Total return[3]	3.56%	15.05%	24.83%	33.89%	1.97%	0.93%

Net assets, end of period (000s)	$165,593	$161,595	$66,737	$5,998	$765	$384

Ratios to average net assets:
Gross expenses	1.41%[4]	1.47%	1.66%	2.20%	3.20%	2.77%
Net expenses[5,6]	1.41 [4]	1.47	1.49	1.24	1.49	1.45
Net investment loss	(0.90) [4]	(0.90)	(1.00)	(0.88)	(1.15)	(1.15)

Portfolio turnover rate	23%[7]	21%[7]	27%[7]	38%[7]	25%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales, and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 24%, 23%, 33% and 39% for the six months ended April 30, 2020 and for the years ended October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

See Notes to Financial Statements.

ClearBridge Select Fund 2020 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2019	2018[3]

Net asset value, beginning of period	$27.21	$23.93	$26.92

Income (loss) from operations:
Net investment loss	(0.14)	(0.27)	(0.03)
Net realized and unrealized gain (loss)	1.10	3.84	(2.96)
Total income (loss) from operations	0.96	3.57	(2.99)

Less distributions from:
Net realized gains	—	(0.29)	—
Total distributions	—	(0.29)	—

Net asset value, end of period	$28.17	$27.21	$23.93
Total return[4]	3.53%	15.05%	(11.07)%

Net assets, end of period (000s)	$120,617	$75,302	$9,714

Ratios to average net assets:
Gross expenses	1.49%[5]	1.56%	1.70%[5]
Net expenses[6]	1.49 [5,7]	1.56	1.55 [5,7]
Net investment loss	(0.99) [5]	(1.02)	(1.02) [5]

Portfolio turnover rate	23%[8]	21%[8]	27%[8,9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]	For the period September 14, 2018 (inception date) to October 31, 2018.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 24%, 23% and 33% for the six months ended April 30, 2020 and for the years ended October 31, 2019 and October 31, 2018, respectively.

[9]	For the year ended October 31, 2018.

See Notes to Financial Statements.

14	ClearBridge Select Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$25.89	$22.94	$18.96	$14.46	$15.03	$15.51

Income (loss) from operations:
Net investment loss	(0.21)	(0.41)	(0.42)	(0.32)	(0.26)	(0.30)
Net realized and unrealized gain	1.04	3.65	4.84	4.99	0.46	0.33
Total income from operations	0.83	3.24	4.42	4.67	0.20	0.03

Less distributions from:
Net realized gains	—	(0.29)	(0.44)	(0.17)	(0.77)	(0.51)
Total distributions	—	(0.29)	(0.44)	(0.17)	(0.77)	(0.51)

Net asset value, end of period	$26.72	$25.89	$22.94	$18.96	$14.46	$15.03
Total return[3]	3.21%	14.25%	23.87%	32.63%	1.38%	0.15%

Net assets, end of period (000s)	$36,522	$25,959	$5,323	$171	$51	$87

Ratios to average net assets:
Gross expenses	2.12%[4]	2.19%	2.45%	3.18%	4.19%	3.73%
Net expenses[5]	2.12 [4,6]	2.19	2.27 [6]	2.22 [6]	2.25 [6]	2.25 [6]
Net investment loss	(1.63) [4]	(1.64)	(1.77)	(1.89)	(1.96)	(1.96)

Portfolio turnover rate	23%[7]	21%[7]	27%[7]	38%[7]	25%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales, and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.25%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 24%, 23%, 33% and 39% for the six months ended April 30, 2020 and for the years ended October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

See Notes to Financial Statements.

ClearBridge Select Fund 2020 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$27.20	$23.90	$19.60	$14.82	$15.30	$15.66

Income (loss) from operations:
Net investment loss	(0.13)	(0.21)	(0.24)	(0.16)	(0.16)	(0.17)
Net realized and unrealized gain	1.09	3.80	4.98	5.11	0.45	0.32
Total income from operations	0.96	3.59	4.74	4.95	0.29	0.15

Less distributions from:
Net realized gains	—	(0.29)	(0.44)	(0.17)	(0.77)	(0.51)
Total distributions	—	(0.29)	(0.44)	(0.17)	(0.77)	(0.51)

Net asset value, end of period	$28.16	$27.20	$23.90	$19.60	$14.82	$15.30
Total return[3]	3.57%	15.10%	24.79%	33.74%	2.03%	0.87%

Net assets, end of period (000s)	$3,890	$10,675	$17,592	$49	$37	$16

Ratios to average net assets:
Gross expenses	1.41%[4]	1.42%	1.63%	2.22%	3.32%	2.57%
Net expenses[5]	1.41 [4,6]	1.42	1.46 [6]	1.25 [6]	1.50 [6]	1.27 [6]
Net investment loss	(0.92) [4]	(0.82)	(0.99)	(0.89)	(1.16)	(1.08)

Portfolio turnover rate	23%[7]	21%[7]	27%[7]	38%[7]	25%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 24%, 23%, 33% and 39% for the six months ended April 30, 2020 and for the years ended October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

See Notes to Financial Statements.

16	ClearBridge Select Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$27.96	$24.50	$20.02	$15.09	$15.51	$15.82

Income (loss) from operations:
Net investment loss	(0.09)	(0.16)	(0.18)	(0.13)	(0.12)	(0.13)
Net realized and unrealized gain	1.13	3.91	5.10	5.23	0.47	0.33
Total income from operations	1.04	3.75	4.92	5.10	0.35	0.20

Less distributions from:
Net realized gains	—	(0.29)	(0.44)	(0.17)	(0.77)	(0.51)
Total distributions	—	(0.29)	(0.44)	(0.17)	(0.77)	(0.51)

Net asset value, end of period	$29.00	$27.96	$24.50	$20.02	$15.09	$15.51
Total return[3]	3.72%	15.39%	25.18%	34.13%	2.34%	1.25%

Net assets, end of period (000s)	$416,129	$348,681	$109,197	$8,364	$2,221	$2,022

Ratios to average net assets:
Gross expenses	1.12%[4]	1.18%	1.45%	2.08%	2.87%	2.36%
Net expenses[5,6]	1.12 [4]	1.16	1.22	1.08	1.15	1.13
Net investment loss	(0.62) [4]	(0.61)	(0.73)	(0.75)	(0.80)	(0.83)

Portfolio turnover rate	23%[7]	21%[7]	27%[7]	38%[7]	25%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales, and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.15%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 24%, 23%, 33% and 39% for the six months ended April 30, 2020 and for the years ended October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

See Notes to Financial Statements.

ClearBridge Select Fund 2020 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$27.95	$24.47	$19.98	$15.05	$15.46	$15.76

Income (loss) from operations:
Net investment loss	(0.08)	(0.14)	(0.15)	(0.13)	(0.10)	(0.12)
Net realized and unrealized gain	1.13	3.91	5.08	5.23	0.46	0.33
Total income from operations	1.05	3.77	4.93	5.10	0.36	0.21

Less distributions from:
Net realized gains	—	(0.29)	(0.44)	(0.17)	(0.77)	(0.51)
Total distributions	—	(0.29)	(0.44)	(0.17)	(0.77)	(0.51)

Net asset value, end of period	$29.00	$27.95	$24.47	$19.98	$15.05	$15.46
Total return[3]	3.76%	15.58%	25.18%	34.22%	2.42%	1.32%

Net assets, end of period (000s)	$62,760	$47,997	$3,630	$13,142	$7,898	$8,246

Ratios to average net assets:
Gross expenses	1.03%[4]	1.07%	1.27%	2.02%	2.78%	2.29%
Net expenses[5,6]	1.03 [4]	1.07	1.09	1.05	1.05	1.05
Net investment loss	(0.53) [4]	(0.52)	(0.66)	(0.72)	(0.70)	(0.75)

Portfolio turnover rate	23%[7]	21%[7]	27%[7]	38%[7]	25%	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales, and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.05%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 24%, 23%, 33% and 39% for the six months ended April 30, 2020 and for the years ended October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

See Notes to Financial Statements.

18	ClearBridge Select Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

ClearBridge Select Fund 2020 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Select Fund 2020 Semi-Annual Report	20

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Industrials	$89,683,548	—	$2,179,615	$91,863,163
Other common stocks	662,200,725	—	—	662,200,725
Corporate bonds & notes	—	$3,698,310	—	3,698,310
Total long-term investments	751,884,273	3,698,310	2,179,615	757,762,198
Short-term investments†	41,720,722	—	—	41,720,722
Total investments	$793,604,995	$3,698,310	$2,179,615	$799,482,920

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities sold short†	$11,296,767	—	—	$11,296,767
Other financial instruments:
Written options:
Exchange-traded written options	4,060	$160,250	—	164,310
Total	$11,300,827	$160,250	—	$11,461,077

†	See Schedule of Investments for additional detailed categorizations.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk

ClearBridge Select Fund 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its

22	ClearBridge Select Fund 2020 Semi-Annual Report

assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends

ClearBridge Select Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

ClearBridge Select Fund 2020 Semi-Annual Report	24

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.50%, 1.70%, 2.25%, 1.50%, 1.15% and 1.05%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2020, fees waived and/or expenses reimbursed amounted to $5,882, which included an affiliated money market fund waiver of $571.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

ClearBridge Select Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$39,782	$210,790	—
CDSCs	—	—	$7,903

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Investments
Purchases	$270,204,141	*
Sales	161,389,805	*

*	Excluding securities sold short and covers on securities sold short in the amount of $10,010,183 and $13,227,428, respectively.

At April 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)/ Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$685,433,424	$162,291,877	$(48,242,381)	$114,049,496
Written options	(245,773)	81,616	(153)	81,463
Securities sold short	(10,853,584)	—	(443,183)	(443,183)

26	ClearBridge Select Fund 2020 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2020.

LIABILITY DERIVATIVES[1]
Equity Risk
Written options	$164,310

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$206,023

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$49,869

During the six months ended April 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$24,266

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Select Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$217,682	†	$119,132
Class A2	119,461		103,725
Class C	155,626		15,594
Class FI	11,057		6,480
Class I	—		200,669
Class IS	—		1,970
Total	$503,826		$447,570

† Amount shown is exclusive of expense reimbursements. For the six months ended April 30, 2020, the service and/or distribution fees reimbursed amounted to $324 for Class A shares.

For the six months ended April 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,528
Class A2	805
Class C	244
Class FI	31
Class I	2,863
Class IS	411
Total	$5,882

6. Distributions to shareholders by class

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Net Realized Gains:
Class A	—	$919,111
Class A2	—	171,566
Class C	—	76,156
Class FI	—	229,340
Class I	—	1,304,205
Class IS	—	51,992
Total	—	$2,752,370

7. Shares of beneficial interest

At April 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

28	ClearBridge Select Fund 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,025,184	$57,978,465	6,465,165	$162,909,285
Shares issued on reinvestment	—	—	38,287	904,106
Shares repurchased	(2,086,644)	(56,269,220)	(3,354,730)	(85,623,306)
Net increase (decrease)	(61,460)	$1,709,245	3,148,722	$78,190,085

Class A2
Shares sold	1,774,789	$49,653,962	2,569,729	$66,437,743
Shares issued on reinvestment	—	—	7,259	171,566
Shares repurchased	(260,138)	(7,025,667)	(215,650)	(5,603,777)
Net increase	1,514,651	$42,628,295	2,361,338	$61,005,532

Class C
Shares sold	464,304	$12,251,429	848,677	$20,935,475
Shares issued on reinvestment	—	—	3,325	75,218
Shares repurchased	(99,846)	(2,470,118)	(81,502)	(1,972,114)
Net increase	364,458	$9,781,311	770,500	$19,038,579

Class FI
Shares sold	35,330	$997,081	565,306	$13,877,266
Shares issued on reinvestment	—	—	9,711	229,105
Shares repurchased	(289,659)	(8,264,261)	(918,630)	(23,980,201)
Net decrease	(254,329)	$(7,267,180)	(343,613)	$(9,873,830)

Class I
Shares sold	5,960,653	$169,931,097	13,112,538	$344,145,905
Shares issued on reinvestment	—	—	52,868	1,279,683
Shares repurchased	(4,078,695)	(109,772,486)	(5,152,905)	(134,296,610)
Net increase	1,881,958	$60,158,611	8,012,501	$211,128,978

Class IS
Shares sold	709,959	$19,986,439	1,797,253	$47,443,823
Shares issued on reinvestment	—	—	2,038	49,276
Shares repurchased	(262,785)	(7,439,573)	(230,362)	(6,238,278)
Net increase	447,174	$12,546,866	1,568,929	$41,254,821

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended April 30, 2020. The

ClearBridge Select Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

following transactions were effected in shares of such company for the six months ended April 30, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$38,912,467	38,912,467	$30,568,323	30,568,323	—	$40,244	—	$8,344,144

9. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of a readily ascertainable market value, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2020	Value Per Share	Percent of Net Assets
Brain Corp.	413,158	4/20	$2,179,615	$2,179,615	$5.28	0.27%

10. Deferred capital losses

As of October 31, 2019, the Fund had deferred capital losses of $2,300,495, which have no expiration date, that will be available to offset future taxable capital gains.

11. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

*  *  *

30	ClearBridge Select Fund 2020 Semi-Annual Report

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

ClearBridge Select Fund 2020 Semi-Annual Report	31

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees held in November 2019, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

At meetings of the Trust’s Board of Trustees held in March and April 2020, the Board considered the approval of new Agreements to take effect, subject to shareholder approval, upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton. Upon completion of the sale (referred to herein as the “Transaction”), the Manager and the Sub-Advisers will become subsidiaries of Franklin Templeton. The sale will result in what is commonly called a “change of control” of Legg Mason and will cause the current Agreements to terminate in accordance with applicable law. The new Agreements are identical to the current Agreements, except for the dates of execution, effectiveness and termination. The Board also approved interim Agreements in the event shareholders do not approve the new Agreements before the Transaction is completed to allow the Manager and the Sub-Advisers to continue providing services to the Fund while shareholder approval of the new Agreements continues to be sought. The terms of the interim Agreements are identical to those of the current Agreements, except for the term and certain escrow provisions. The Board considered that the current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. At the March and April meetings, the Board

32	ClearBridge Select Fund

considered, among other things, the anticipated impact of the Transaction on the Fund and its shareholders. To assist the Independent Trustees in their consideration of the new Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including performance and expense comparison data and profitability information with respect to the Fund and the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Legg Mason and Franklin Templeton. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the new Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the current and new Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided (and expected to be provided) to the fund under the management agreement and sub-advisory agreements

In connection with the November 2019 meeting, the Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed

ClearBridge Select Fund	33

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

At the November 2019 meeting, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Sub-Advisers under the new Management Agreement and new Sub-Advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Sub-Advisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Sub-Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Sub-Advisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as

34	ClearBridge Select Fund

the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by the Manager and the Sub-Advisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Sub-Advisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided under the new Agreements for the Fund were sufficient and supported a decision to approve each new Agreement.

Fund performance

In connection with the November 2019 meeting, the Board received and reviewed performance information for the Fund and for all retail and institutional mid-cap core funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one- and three-year periods ended June 30, 2019. The Fund performed better than the median performance of the funds in the Performance Universe for all periods and was ranked in the first quintile of the funds in the Performance Universe. The Board reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and noted that the portfolio managers continued to apply a consistent investment strategy. The Trustees also noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board.

ClearBridge Select Fund	35

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

In connection with the April 2020 meeting, the Board received and reviewed updated performance information for the Fund and for the Performance Universe. In addition to considering this information, the Trustees noted that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Manager and the Sub-Advisers, and that Franklin Templeton does not expect to propose any changes to the investment objective or principal investment strategies of the Fund as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely portfolio management and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and the Sub-Advisers, before and after the Transaction, and report to the full Board.

Management fees and expense ratios

In connection with the November 2019 meeting, the Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, the Board also reviewed and considered the actual management fee rate (the “Actual Management Fee”) paid by the Fund over the Fund’s last fiscal year which included reductions for fee waiver and/or expense reimbursement arrangements that were in effect for the Fund, which reduced the management fee paid to the Manager.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

36	ClearBridge Select Fund

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of 15 institutional mid-cap core funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional mid-cap core funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee and Actual Management Fee were higher than the median of management fees payable by the funds in the Expense Group, but that the Fund’s Actual Management Fee was lower than the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

In connection with the April 2020 meeting, the Board received and reviewed updated management fee and expense ratio information for the Fund and for the Expense Group and Expense Universe. The Board considered that the new Management Agreement does not change the Fund’s management fee rate or the computation method for calculating such fees, and there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Board determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager profitability and economies of scale

In connection with the November 2019 meeting, the Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board also received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

ClearBridge Select Fund	37

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

In connection with the April 2020 meeting, the Board received and considered an updated profitability analysis of the Manager and its affiliates in providing services to the Fund. The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the current Agreements and expected to be provided to the Fund under the new Agreements after the Transaction.

Other benefits to the manager

In connection with the November 2019 meeting, the Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the current Management Agreement and the current Sub-Advisory Agreements to continue for another year.

38	ClearBridge Select Fund

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the current Management Agreement and the current Sub-Advisory Agreements.

In connection with the April 2020 meeting, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the current Agreements. The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

After consideration of the factors described above, as well as other factors, the Trustees approved the new Management Agreement and the new Sub-Advisory Agreements (including the interim Agreements) and recommended that shareholders approve the new Agreements, effective upon consummation of the Transaction.

ClearBridge Select Fund	39

ClearBridge

Select Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Select Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Select Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Select Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

CBAX015680 6/20 SR20-3894

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 18, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 18, 2020